U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1.	Name and address of issuer:

TIAA Separate Account VA-1
730 Third Avenue
New York, NY 10017-3206

2.	The name of each series or class of securities for which
this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes:

3. 	 Investment Company Act File Number:   811-08520

Securities Act File Number:  33-79124

4(a) 	 Last day of fiscal year for which this Form is filed:

           December 31, 2008

4(b) 	 Check box if this notice is being filed late
(i.e., more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c)	 Check box if this is the last time the issuer will be filing
	 this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
        sold during the fiscal year pursuant
        to section 24(f):		$32,942,248

(ii)	Aggregate price of securities
	redeemed or repurchased during
	the fiscal year:		$-100,498,179

(iii)	Aggregate price of securities
	redeemed or repurchased during
	any prior fiscal year ending no
	earlier than October 11, 1995
	that were not previously used to
	reduce registration fees payable
	to the Commission:		$-206,911,620

(iv)	Total available redemption credits
	[Add items 5(ii) and 5(iii)]:	($307,409,799)

(v)	Net sales - if Item 5(i) is greater
	than Item 5(iv) [subtract Item 5(iv)
	from Item 5(i)]:		$    -0-

(vi)	Redemption credits available for
	use in future years		($274,467,551)
	- if Item 5(i) is less than Item
	5(iv) [subtract Item 5(iv) from
	Item 5(i)]:

(vii)	Multiplier for determining registration fee
	(See Instruction C.9):	x.0000558

(viii)  Registration fee due [multiply
	Item 5(v) by Item 5(vii)] (enter
	-0- if no fee is due):		=$   -0-

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here:      -0-    .

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years,
 then state that number here:      -0-     .

7.	Interest due - if this Form is being filed more than
 90 days after the end of the issuers fiscal year
(see Instruction D):
	+$    -0-

8.	Total of the amount of the registration fee due plus
 any interest due [line 5(viii) plus line 7]:
	=$   -0-

9.	Date the registration fee and any interest payment
was sent to the Commissions lockbox depository:
Date: NA	  CIK number:  NA

	Method of Delivery:

	N/A	 Wire Transfer
	N/A	 Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)  	 /s/Georganne  Proctor
                                   Georganne Proctor
				Chief Financial Officer
Date:	March 20, 2009

Please print the name and title of the signing officer below the signature.